Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 14	$ 31	$ 35
Other accounts receivable	123	101	123
Total trade and other receivables	3,006	3,129	2,988
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	3,026	3,135	2,973
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(51)	(54)	(60)
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ (106)	$ (84)	$ (83)